Consolidated Statements of Operations - USD ($)	4 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Operating and formation costs	$ 4,251	$ 7,177,176
Loss from operations	(4,251)	(7,177,176)
Other income:
Interest earned on investments held in Trust Account		14,425
Change in fair value of warrant liabilities		8,326,000
Transaction costs associated with the Initial Public Offering		(788,627)
Loss on initial issuance of Private Placement Warrants		(1,716,000)
Total other income, net		5,835,798
Net loss	$ (4,251)	(1,341,378)
Manscaped Holdings, LLC [Member]
Loss from operations		(309,411,000)	$ (52,235,000)
Other income:
Net loss		(315,476,000)	(54,177,000)
Net sales		297,239,000	210,659,000
Cost of sales		153,379,000	105,388,000
Gross profit		143,860,000	105,271,000
Operating expenses:
Marketing and selling expenses (including share-based compensation expense of $153,385 and $15,185)		267,648,000	103,434,000
General and administrative expenses (including share-based compensation expense of $156,454 and $41,894)		185,623,000	54,072,000
Total operating expenses		453,271,000	157,506,000
Other expenses:
Interest expense		3,488,000	332,000
Other expenses		337,000	48,000
Total other expenses		3,825,000	380,000
Loss before income taxes		(313,236,000)	(52,615,000)
Provision for income taxes		2,240,000	1,562,000
Deemed dividend related to beneficial conversion feature			(2,131,000)
Net loss attributable to common unit holders		$ (315,476,000)	$ (56,308,000)
Net loss per unit – basic and diluted (in Dollars per share)		$ (49.29)	$ (8.8)
Weighted-average units outstanding – basic and diluted (in Shares)		6,400,000	6,400,000
Class A Common Stock
Other income:
Weighted average shares outstanding (in Shares)		22,306,849
Basic and diluted net loss per share (in Dollars per share)		$ (0.05)
Class B Common Stock
Other income:
Weighted average shares outstanding (in Shares)	5,000,000	5,727,397
Basic and diluted net loss per share (in Dollars per share)	$ 0	$ (0.05)